SCHEDULE OF RELATED PARTIES TRANSACTION (Details) - USD ($)		Sep. 30, 2021		Mar. 31, 2021		Mar. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties		$ 698,861		$ 84,838
Amounts due to related parties		3,924,511		4,913,964		5,429,440
Hongye Financial Consulting (Shenzhen) Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		195,602		84,838
Zhiyong Zhou [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	[1]	503,259
Zhida Hong [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		3,405,707	[1]	3,727,371	[1]	5,043,489
Bihua Yang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		361,454	[2]	370,523	[2]
Dewu Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		16,811	[3]	712,064	[3]	81,287
Jinlong Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 140,539		$ 104,006		$ 144,237

[1]	Being cash advance to Zhiyong Zhou to pay for daily operating expenditures of XKJ.
[2]	The decrease was due to net repayment of debt due to Zhida Hong. During the three and six months ended September 30, 2021, the Company received financial support of $0.04 million and 0.24 million from Zhida Hong and repaid $0.4 million and $0.6 million of debts due to him.
[3]	Being financial support from Bihua Yang for XKJ’s daily operation.